Basis of Presentation and Nature of Operations	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Note 1. Basis of Presentation and Nature of Operations

Innovation Pharmaceuticals Inc. (“Innovation”) was incorporated on August 1, 2005 in the State of Nevada. Effective June 5, 2017, the Company amended its Articles of Incorporation and changed its name from Cellceutix Corporation to Innovation Pharmaceuticals Inc. On February 15, 2019, the Company formed IPIX Pharma Limited (“IPIX Pharma”), a wholly-owned subsidiary incorporated under the Companies Act 2014 of Ireland. IPIX Pharma is a Private Company Limited by Shares. The subsidiary will serve as a key hub for strategic collaboration with European companies and medical communities in addition to providing cost-saving efficiencies and flexibility with respect to developing Brilacidin under European Medicines Agency standards.

The Company is a clinical stage biopharmaceutical company and has no customers, products or revenues to date. The Company’s common stock is quoted on OTCQB, symbol “IPIX.”

Basis of Consolidation

The consolidated financial statements for 2019 include the accounts of Innovation, a Nevada corporation, and our wholly-owned subsidiary, IPIX Pharma, an Ireland limited Company which was incorporated in 2019. No consolidated accounts were prepared in 2018. All significant intercompany transactions and balances have been eliminated in consolidation. Translation gains and losses for the year ended June 30, 2019 were not significant.

Nature of Operations - Overview

We are in the business of developing innovative small molecule therapies to treat diseases with significant medical need, particularly in the areas of inflammatory diseases, cancer, dermatology and anti-infectives. Our strategy is to use our business and scientific expertise to maximize the value of our pipeline. We will do this by focusing initially on our lead compounds, Brilacidin and Kevetrin, and advancing them as quickly as possible along the regulatory pathway. We aim to develop the highest quality data and broadest intellectual property to support our compounds. We discontinued the Prurisol psoriasis program.

We currently own all development and marketing rights to our investigational products, other than the rights granted to Alfasigma S.p.A. in July 2019, as disclosed in Note 17, Subsequent Events, for the development, manufacturing and commercialization of locally-administered Brilacidin for UP/UPS. In order to successfully develop and market our products, we may have to partner with additional companies. Prospective partners may require that we grant them significant development and/or commercialization rights in return for agreeing to share the risk of development and/or commercialization.